Identifiable Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

(a)
The increase in the gross carrying amount of Identifiable intangible assets mainly reflects the impact of the acquisition of Array, including the addition of $1.8 billion of Developed technology rights, $340 million of finite-lived Licensing agreements, $4.0 billion of IPR&D and $1.1 billion of indefinite-lived Licensing agreements (see Note 2A), partially offset by intangible asset impairment charges, primarily for Eucrisa in Developed technology rights. See Note 4 for additional information on intangible asset impairments.

(b)	Reflects acquired licensing agreements for technology in development.

(c)
The increase in Identifiable intangible assets, less accumulated amortization, is mostly due to the additions noted in (a) above, partially offset by amortization and intangible asset impairment charges, primarily for Eucrisa in Developed technology rights. See Note 4 for additional information on intangible asset impairments.

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2019
	Biopharma	Upjohn	WRDM
Developed technology rights	99%	1%	—
Brands, finite-lived	100%	—	—
Brands, indefinite-lived	42%	58%	—
IPR&D	95%	—	5%
Licensing agreements and other, finite-lived	98%	—	1%
Licensing agreements and other, indefinite-lived	100%	—	—

Schedule of Indefinite-Lived Intangible Assets

(a)
The increase in the gross carrying amount of Identifiable intangible assets mainly reflects the impact of the acquisition of Array, including the addition of $1.8 billion of Developed technology rights, $340 million of finite-lived Licensing agreements, $4.0 billion of IPR&D and $1.1 billion of indefinite-lived Licensing agreements (see Note 2A), partially offset by intangible asset impairment charges, primarily for Eucrisa in Developed technology rights. See Note 4 for additional information on intangible asset impairments.

(b)	Reflects acquired licensing agreements for technology in development.

(c)
The increase in Identifiable intangible assets, less accumulated amortization, is mostly due to the additions noted in (a) above, partially offset by amortization and intangible asset impairment charges, primarily for Eucrisa in Developed technology rights. See Note 4 for additional information on intangible asset impairments.

Our identifiable intangible assets are associated with the following, as a percentage of total identifiable intangible assets, less accumulated amortization:
	December 31, 2019
	Biopharma	Upjohn	WRDM
Developed technology rights	99%	1%	—
Brands, finite-lived	100%	—	—
Brands, indefinite-lived	42%	58%	—
IPR&D	95%	—	5%
Licensing agreements and other, finite-lived	98%	—	1%
Licensing agreements and other, indefinite-lived	100%	—	—

Schedule of Expected Amortization Expense

The following table provides the annual amortization expense expected for the years 2020 through 2024:
(MILLIONS OF DOLLARS)	2020	2021	2022	2023	2024
Amortization expense	$3,477	$3,391	$3,151	$2,851	$2,602

Schedule of Goodwill

The following table provides the components of and changes in the carrying amount of Goodwill:
(MILLIONS OF DOLLARS)	Biopharma	Upjohn	Consumer Healthcare	Total
Balance, January 1, 2018	$43,359	$10,600	$1,993	$55,952
Other(a)	(432)	(116)	(1,993)	(2,541)
Balance, December 31, 2018	42,927	10,484	—	53,411
Additions(b)	5,411	—	—	5,411
Other(c)	(136)	(33)	—	(169)
Balance, December 31, 2019	$48,202	$10,451	$—	$58,653

(a)
Primarily reflects the reclassification of our Consumer Healthcare business as held for sale (see Note 2C), the impact of foreign exchange and the contribution of the allogeneic CAR T developmental program assets and operations to Allogene that constituted a business for accounting purposes (see Note 2B).

(b)	Biopharma additions relate to our acquisition of Array (see Note 2A).
(c)
Primarily reflects the impact of foreign exchange.